Share Capital	9 Months Ended
Sep. 30, 2025
Share Capital
Share Capital
9.
Share Capital

Authorized capital

The Company is authorized to issue an unlimited number of common voting shares without nominal or par value.

During the three and nine months ended September 30, 2025 and 2024, the Company had the following equity transactions:

On November 17, 2023, the Company announced the establishment of an at-the-market ("ATM") equity program allowing the Company to issue and sell up to $50.0 million of common shares from treasury to the public (the "previous ATM program"). Under the previous ATM program, the Company raised approximately $50.0 million in total gross proceeds through July of 2025.

On July 23, 2024, the Company signed an agreement with an arms-length third-party advisor to settle a previously accrued fee of $0.8 million in consideration via the issuance of 666,667 common shares at a deemed price of $1.20 per common share. The consultant was subsequently appointed as a member of executive management. Services provided prior to joining the executive management team were advisory in nature and did not include management responsibilities.

On August 8, 2025, the Company announced the establishment of an ATM equity program superseding the previous ATM program, which had been fully utilized, allowing the Company to issue and sell up to $50.0 million of common shares from treasury to the public (the "current ATM program").

As of and during the three and nine months ended September 30, 2025 the Company had issued a total of 1,673,975 common shares under the current ATM program at an average price of $3.11 for gross and net proceeds of $5.2 million and $4.9 million, respectively. This includes 91,500 common shares for which trades were executed on or before September 30, 2025 but settled subsequent to period end, generating gross and net proceeds of $0.3 million and $0.3 million, respectively. The related receivable is presented within Other current assets and receivables on the Company's condensed consolidated interim statements of financial position.

During the three and nine months ended September 30, 2025, the Company issued a total of 3,475,000 and 14,637,960 common shares, respectively, under the previous ATM program at an average price of $2.62 and $1.88, per share, respectively. Gross proceeds provided were $9.1 million and $27.6 million, respectively, during the three and nine months ended September 30, 2025 and net proceeds provided were $8.7 million and $26.7 million, respectively.

During the nine months ended September 30, 2024, the Company issued a total of 9,186,700 common shares at an average price of $1.38 per share, under the previous ATM program. Gross and net proceeds provided were $12.7 million and $12.1 million, respectively. There were no common shares issued under the previous ATM program during the three months ended September 30, 2024.

As of September 30, 2025 the Company had issued a total of 28,802,409 common shares under the previous ATM program at an average price of $1.74 for gross and net proceeds of $50.0 million and $47.7 million, respectively.

Options

The Company has a stock option plan in place which authorizes option grants to officers, directors, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company pursuant to awards issued under the stock option plan and any other equity compensation arrangements. Under the plan, the exercise price of each option shall not be less than the price permitted by the TSXV. The options can be granted for a maximum term of 10 years and generally have a vesting period of three years.

The weighted average fair value of options granted during the nine months ended September 30, 2025 and 2024 was $1.18 and $0.85 per option, respectively. The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Nine months ended September 30,
	2025	2024
Expected stock price volatility	106%	88%
Risk-free interest rate	4.00%	2.89%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.54	$1.28
Forfeiture rate	—	—

The following table summarizes the option activity for the nine months ended September 30, 2025:

	Number of options	Weighted average exercise price
Balance at December 31, 2024	10,647,246	$2.80
Options granted	2,806,452	1.54
Options exercised	(450,000)	1.06
Options expired	(525,000)	5.83
Balance at September 30, 2025	12,478,698	$2.46

The following table summarizes options outstanding and exercisable as of September 30, 2025:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.66	800,000	0.30	$2.66	800,000	$2.66
$4.78	200,000	0.80	$4.78	200,000	$4.78
$4.94	200,000	1.43	$4.94	200,000	$4.94
$6.52	170,000	1.46	$6.52	170,000	$6.52
$7.45	100,000	1.53	$7.45	100,000	$7.45
$3.77	3,225,000	2.53	$3.77	3,225,000	$3.77
$3.85	200,000	2.65	$3.85	200,000	$3.85
$2.97	750,000	2.99	$2.97	499,999	$2.97
$1.07	100,000	3.55	$1.07	50,000	$1.07
$1.13	1,063,394	3.86	$1.13	354,465	$1.13
$1.36	2,000,000	3.92	$1.36	1,333,334	$1.36
$1.42	863,852	4.22	$1.42	300,000	$1.42
$1.35	1,598,853	4.49	$1.35	300,000	$1.35
$1.27	557,599	4.50	$1.27	—	$1.27
$1.78	400,000	4.73	$1.78	—	$1.78
$2.92	250,000	4.88	$2.92	—	$2.92
	12,478,698	3.27	$2.46	7,732,798	$3.03

Long-term Incentive Plan

The Company has an equity incentive plan ("Plan") in accordance with the policies of the TSXV whereby, from time to time at the discretion of the Board of Directors (the "Board"), eligible directors, officers and employees are awarded restricted share units ("RSUs"). The RSUs that are subject to, among other things, the recipient's deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue deferred share units ("DSUs"). DSUs may be redeemed upon retirement or termination from the Company. In accordance with the Plan, the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares at any given time when combined with the aggregate number of options, RSUs and DSUs issued pursuant to the Plan and any other equity compensation arrangements.

The following table summarizes the RSU activity for the nine months ended September 30, 2025:

	Number of RSUs	Weighted average grant date fair value
Balance at December 31, 2024	1,780,614	$1.18
Granted	1,463,192	1.33
Vested	(576,113)	1.13
Forfeited	(35,354)	1.13
Balance at September 30, 2025	2,632,339	$1.28

The following table summarizes the DSU activity for the nine months ended September 30, 2025:

	Number of DSUs	Weighted average grant date fair value
Balance at December 31, 2024	2,425,609	$3.09
Granted	501,856	1.35
Conversion of DSUs to common shares	(933,740)	3.77
Balance at September 30, 2025	1,993,725	$2.36

Share-based compensation expense

Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Options	$964	$673	$2,720	$1,830
RSUs	550	149	1,537	149
DSUs	288	72	831	2,166
Total	$1,802	$894	$5,088	$4,145